VANECK BRAZIL SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 86.5%
Automobiles & Components : 1.2%
Iochpe Maxion SA 61,152 $ 122,468
Mahle Metal Leve SA 25,900 143,722
266,190
Banks : 3.6%
INTER + CO INC   CL A 115,829 771,421
Underline
Capital Goods : 2.1%
Armac Locacao Logistica E
Servicos SA 49,150 71,636
Kepler Weber SA 66,650 121,856
Mills Locacao Servicos e
Logistica SA 58,650 119,072
Tupy SA 29,100 137,335
449,899
Commercial & Professional Services : 4.7%
Ambipar Participacoes e
Empreendimentos SA * 30,000 754,447
Orizon Valorizacao de
Residuos SA * 28,900 253,366
1,007,813
Consumer Discretionary Distribution &
Retail : 1.9%
C&A Modas SA * 58,800 113,332
Grupo SBF SA 55,800 169,007
Pet Center Comercio e
Participacoes SA 143,750 124,548
406,887
Consumer Durables & Apparel : 13.6%
AZZAS 2154 SA 76,525 592,371
Cury Construtora e
Incorporadora SA 74,800 307,015
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 148,150 558,040
Direcional Engenharia SA 57,700 320,397
Ez Tec Empreendimentos e
Participacoes SA 73,502 182,551
Grendene SA 108,200 111,821
Guararapes Confeccoes SA 46,300 66,632
MRV Engenharia e
Participacoes SA * 190,200 252,776
Plano & Plano
Desenvolvimento Imobiliario
SA 33,300 76,103
Vivara Participacoes SA 74,700 369,270
Vulcabras SA 29,900 92,427
2,929,403
Consumer Services : 5.0%
Afya Ltd. * † 6,803 116,127
Anima Holding SA 145,300 62,679
Arcos Dorados Holdings, Inc. 54,843 478,231
Cogna Educacao SA * 767,250 180,274
Cruzeiro do Sul Educacional SA 33,750 20,754
YDUQS Participacoes SA 107,800 181,853
Zamp SA * 53,500 25,436
Zamp SA RCT * 25,465 11,827
1,077,181
Number
of Shares Value
Consumer Staples Distribution & Retail : 0.5%
Dimed SA Distribuidora da
Medicamentos 45,100 $ 83,532
Empreendimentos Pague
Menos SA * 44,407 21,276
104,808
Energy : 10.7%
AES Brasil Energia SA 135,022 289,243
BRAVA ENERGIA 204,909 663,132
Excelerate Energy, Inc. 6,828 150,284
Karoon Energy Ltd. † 367,304 396,450
Modec, Inc. 24,200 580,909
Petroreconcavo SA 73,550 239,240
2,319,258
Financial Services : 0.6%
Vinci Partners Investments Ltd. 12,683 125,942
Underline
Food, Beverage & Tobacco : 8.0%
Adecoagro SA † 23,841 263,920
BrasilAgro - Co. Brasileira de
Propriedades Agricolas 28,000 129,574
Camil Alimentos SA 64,900 102,692
Jalles Machado SA 90,967 108,205
Marfrig Global Foods SA * 177,763 445,085
Minerva SA * 155,550 181,028
SLC Agricola SA 108,700 363,151
Tres Tentos Agroindustrial SA 67,900 141,092
1,734,747
Health Care Equipment & Services : 3.9%
Fleury SA 164,087 464,758
Hospital Mater Dei SA 33,300 26,712
Odontoprev SA 126,490 261,214
Oncoclinicas do Brasil Servicos
Medicos SA * 120,800 100,007
852,691
Insurance : 1.2%
IRB-Brasil Resseguros SA * 30,523 250,787
Underline
Materials : 7.3%
Cia Brasileira de Aluminio * 110,050 110,703
Dexco SA 192,350 301,887
ERO Copper Corp. * † 38,259 852,028
Irani Papel e Embalagem SA 65,400 88,958
LATIN RESOURCES LTD * 1,405,905 218,672
1,572,248
Media & Entertainment : 0.8%
VTEX * 23,126 172,057
Underline
Pharmaceuticals, Biotechnology & Life
Sciences : 0.2%
Blau Farmaceutica SA 17,650 42,734
Underline
Real Estate Management & Development :
3.1%
Iguatemi SA 119,650 462,989
JHSF Participacoes SA 177,700 134,065
LOG Commercial Properties e
Participacoes SA 17,700 73,429
670,483

VANECK BRAZIL SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Number
of Shares Value
Software & Services : 0.9%
LWSA SA 144A * 152,900 $ 117,320
Sonda SA 223,025 86,165
203,485
Technology Hardware & Equipment : 1.4%
Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira 50,000 184,482
Ituran Location and Control
Ltd. 3,470 92,094
Multilaser Industrial SA * 111,800 33,246
309,822
Transportation : 8.6%
Azul SA (ADR) * † 54,296 186,778
EcoRodovias Infraestrutura e
Logistica SA 136,640 173,569
Hidrovias do Brasil SA * 124,300 78,262
Log-in Logistica Intermodal
SA * 7,050 44,000
Movida Participacoes SA * 84,950 96,213
Santos Brasil Participacoes SA 230,800 625,330
SIMPAR SA * 166,550 170,901
Vamos Locacao de Caminhoes
Maquinas e Equipamentos
SA * 240,800 292,176
WILSON SONS SA 57,600 181,860
1,849,089
Utilities : 7.2%
Alupar Investimento SA 119,786 671,744
Cia de Saneamento de Minas
Gerais Copasa MG 103,688 438,528
Cia De Sanena Do Parana * 32,200 174,249
Light SA * 71,100 92,926
Serena Energia SA * 125,602 188,137
1,565,584
Total Common Stocks
(Cost: $17,831,211) 18,682,529
PREFERRED SECURITIES: 13.5%
Banks : 3.2%
Banco ABC Brasil SA* 44,398 177,585
Banco do Estado do Rio
Grande do Sul SA 99,400 211,109
Banco Pan SA* 160,050 295,263
683,957
Basic Materials : 1.3%
USINAS SIDER MINAS GER PF A 238,900 273,645
Underline
Capital Goods : 3.2%
Marcopolo SA 344,491 502,726
Randon SA Implementos e
Participacoes* 97,450 192,836
695,562
Consumer Cyclicals : 0.4%
Alpargatas SA* 76,800 97,979
Underline
Energy : 1.5%
Raizen SA 585,200 333,007
Underline
Number
of Shares Value
Financials : 1.9%
BRADESPAR SA  PREF 109,900 $ 407,911
Underline
Information Technology : 0.8%
Cia de Ferro Ligas da Bahia
FERBASA* 73,150 103,125
Taurus Armas SA 34,100 65,099
168,224
Materials : 1.2%
Unipar Carbocloro SA 30,200 258,499
Underline
Total Preferred Securities
(Cost: $2,542,672) 2,918,784
Total Investments Before Collateral for
Securities Loaned: 100.0%
(Cost: $20,373,883) 21,601,313
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 2.6%
Money Market Fund: 2.6%
(Cost: $570,671)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 570,671 570,671
Total Investments: 102.6%
(Cost: $20,944,554) 22,171,984
Liabilities in excess of other assets: (2.6)% (561,701)
NET ASSETS: 100.0% $ 21,610,283

FootnoteRuleAboveBlank
Footnotes:
Definitions:
ADR American Depositary Receipt
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $1,466,616.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $117,320, or 0.5% of net assets.